NOTE RECEIVABLE	12 Months Ended
Sep. 30, 2021
Receivables [Abstract]
NOTE RECEIVABLE.

NOTE 5 – NOTE RECEIVABLE

On December 23, 2014, SPI entered a promissory note receivable whereby it advanced $137,860 to Lodestar Entertainment, LLC. The remaining balance of $105,720 was written off as uncollectible on March 31, 2021. Interest earned for the twelve months ended September 30, 2021, and 2020, was $1,077 and $4,453, respectively.